Prepayments and other assets	12 Months Ended
Dec. 31, 2020
Prepayment and other assets
Prepayments and other assets

6.    Prepayments and other assets

		As of December 31,
		2019	2020
		RMB	RMB
Loans receivable, net	(1)	70,531	73,927
Rental and other deposits		6,993	14,439
Security deposits with real estate developers	(2)	72,573	55,296
Deposits for investments	(3)	3,155	1,540
Others		48,671	48,246
Prepayments and other assets		201,923	193,448
Current Portion		194,668	185,960
Non-Current Portion		7,255	7,488
Total prepayments and other assets		201,923	193,448

(1)    Loans receivable, net

	As of December 31,
	2019	2020
	RMB	RMB
Secured personal loans	16,741	14,197
Unsecured personal loans	58,045	64,727
	74,786	78,924
Less: allowance for doubtful loans	(4,255)	(4,997)
Loans receivable, net	70,531	73,927
Current Portion	66,431	67,979
Non-Current Portion	4,100	5,948
Total loans	70,531	73,927

As of December 31, 2019 and 2020, loans receivable are primarily personal loans made to home purchasers, home owners and Registered Agents and the Group’s employees. These loans have an original term from 30 days to 5 years and carry interest rates between 3.6%~24% per annum.

On December 25, 2017, the Group entered into a one-year arrangement with an independent third party trust, under which the Group would refer home owners on their platform to obtain personal loans from the trust. The Group is entitled to a loan facilitation fee ranging from 0.8% to 4% of the amounts of completed loan transactions. The personal loans are secured by the homeowners’ properties. The Group provided guarantee on the principal and interest repayment of the loans to the trust and committed to purchase all the unpaid loans principal and accrued interests due from the homeowners upon the end of the arrangement on December 25, 2018. Such guarantee was accounted for a derivative during the one-year agreement period under ASC 815 and the Group has determined that its fair value to be immaterial. On December 25, 2018, the Group purchased from the trust, pursuant to the arrangement, unpaid secured loans at a consideration of RMB21,424, determined based on the outstanding principal and interest payable by the homeowners. These loans have been recorded in secured loans receivable of RMB14,760 and RMB14,170 on the consolidated balance sheet as of December 31, 2019 and 2020, with an allowance of doubtful loans of RMB3.1 million and RMB3.3 million was made as of December 31, 2019 and 2020.

The following table sets forth the activity in the allowance for doubtful loans for the years ended December 31, 2019 and 2020:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year:	1,411	1,113	4,255
(Reversal) Provision for the year	(493)	3,142	614
Collection of previously written-off debtors	195	—	128
Balance at the end of the year	1,113	4,255	4,997

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs periodic evaluation of the adequacy of the allowance. The allowance is based on the Group’s past loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, composition of the loan portfolio, current economic conditions and other relevant factors. The allowance is calculated at portfolio-level since the loans portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment. In estimating the probable loss of the loan portfolio, the Group also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance.

The following table sets forth the aging of loans receivable as of December 31, 2019 and 2020.

	As of December 31,
	2019	2020
	RMB	RMB
1-29 days past Due	2,109	—
30-89 days past Due	—	—
90-179 days past Due	5,434	—
Over 180 days past Due	18,803	14,954
Total past Due	26,346	14,954
Current	48,440	63,970
Total loans	74,786	78,924

(2)	The Group is required to advance certain deposits to obtain the exclusive selling right for a limited period of time even under Exclusive Sales Contracts without Sales Commitment Arrangement (see note 1). The exclusive sales period normally last for a few months. Full deposits amounts are refundable at the end of the exclusive sales period.
(3)	The Group deposited investment funds of RMB3,155 and RMB1,540 for acquiring equity interests over certain limited partnerships as of December 31, 2019 and 2020, respectively.